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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07148

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

801 West Ann Arbor Trail, Suite 244 Plymouth, Michigan	48170
Address of principal executive offices)	(Zip code)

George P. Schwartz

Schwartz Investment Counsel, Inc.   801 West Ann Arbor Trail, Suite 244    Plymouth, Michigan 48170

(Name and address of agent for service)

Registrant's telephone number, including area code:	(248) 644-8500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
September 30, 2016(Unaudited)

COMMON STOCKS - 87.8%	Shares	Market Value
Consumer Discretionary - 20.0%
Diversified Consumer Services - 5.5%
Graham Holdings Company - Class B	1,200	$577,644
ServiceMaster Global Holdings, Inc. *	15,000	505,200
		1,082,844
Household Durables - 1.7%
Garmin Ltd.	7,000	336,770

Internet & Catalog Retail - 2.0%
Liberty Interactive Corporation QVC Group - Series A *	20,000	400,200

Media - 4.9%
Discovery Communications, Inc. - Series A *	10,000	269,200
Liberty Global plc - Series C *	20,000	660,800
Liberty Global plc LiLAC - Series C *	1,247	34,978
		964,978
Multi-Line Retail - 3.3%
Nordstrom, Inc.	12,500	648,500

Specialty Retail - 2.6%
TJX Companies, Inc. (The)	7,000	523,460

Energy - 10.0%
Energy Equipment & Services - 4.3%
Baker Hughes Incorporated	9,000	454,230
Schlumberger Limited	5,000	393,200
		847,430
Oil, Gas & Consumable Fuels - 5.7%
Apache Corporation	6,000	383,220
Devon Energy Corporation	7,000	308,770
Noble Energy, Inc.	12,000	428,880
		1,120,870
Financials - 21.0%
Diversified Financial Services - 6.2%
MasterCard, Inc. - Class A	4,000	407,080
Texas Pacific Land Trust	3,500	822,850
		1,229,930
Insurance - 14.8%
Berkshire Hathaway, Inc. - Class A *	4	864,880

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.8% (Continued)	Shares	Market Value
Financials - 21.0% (Continued)
Insurance - 14.8%(Continued)
Unico American Corporation *	180,000	$2,043,000
		2,907,880
Industrials - 13.3%
Electrical Equipment - 4.1%
AMETEK, Inc.	10,000	477,800
Eaton Corporation plc	5,000	328,550
		806,350
Machinery - 5.8%
Colfax Corporation *	25,000	785,750
Donaldson Company, Inc.	10,000	373,300
		1,159,050
Trading Companies & Distributors - 3.4%
MSC Industrial Direct Company, Inc. - Class A	3,000	220,230
W.W. Grainger, Inc.	2,000	449,680
		669,910
Information Technology - 12.5%
Communications Equipment - 7.2%
ARRIS International plc *	50,000	1,416,500

Electronic Equipment, Instruments & Components - 4.4%
Arrow Electronics, Inc. *	7,000	447,790
Avnet, Inc.	10,000	410,600
		858,390
Software - 0.9%
ANSYS, Inc. *	2,000	185,220

Materials - 11.0%
Chemicals - 1.0%
Praxair, Inc.	1,700	205,411

Metals & Mining - 10.0%
Barrick Gold Corporation	20,000	354,400
Goldcorp, Inc.	60,000	991,200
Pan American Silver Corporation	35,000	616,700
		1,962,300

Total Common Stocks (Cost $13,929,358)		$17,325,993

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.8%	Shares	Market Value
Financials - 0.8%
Banks - 0.8%
PNC Financial Services Group, Inc. (The) * (Cost $123,658)	6,833	$160,507

OPEN-END FUNDS - 0.1%	Shares	Market Value
Sequoia Fund, Inc. * (Cost $10,417)	75	$12,563

MONEY MARKET FUNDS - 15.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.24% (a)	896,522	$896,522
Federated Treasury Obligations Fund - Institutional Shares, 0.18% (a)	886,218	886,218
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.17% (a)	886,218	886,218
Invesco Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 0.23% (a)	368,541	368,541
Total Money Market Funds (Cost $3,037,499)		$3,037,499

Total Investments at Market Value - 104.1% (Cost $17,100,932)		$20,536,562

Liabilities in Excess of Other Assets - (4.1%)		(816,370)

Net Assets - 100.0%		$19,720,192

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2016.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

1.   Securities valuation

The portfolio securities of Schwartz Value Focused Fund (formerly the Schwartz Value Fund) (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price, or if an official close price is not available, at the most recently quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of September 30, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$17,325,993	$-	$-	$17,325,993
Warrants	160,507	-	-	160,507
Open-End Funds	12,563	-	-	12,563
Money Market Funds	3,037,499	-	-	3,037,499
Total	$20,536,562	$-	$-	$20,536,562

SCHWARTZ VALUE FOCUSED FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the securities by industry type.  As of September 30, 2016, the Fund did not have any transfers into and out of any Level.  There were no Level 2 or 3 securities or derivative instruments held by the Fund as of September 30, 2016.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3.   Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2016:

Cost of portfolio investments	$17,100,932

Gross unrealized appreciation	$3,840,349
Gross unrealized depreciation	(404,719)

Net unrealized appreciation	$3,435,630

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
September 30, 2016(Unaudited)

COMMON STOCKS - 91.1%	Shares	Market Value
Consumer Discretionary - 16.7%
Diversified Consumer Services - 3.0%
Graham Holdings Company - Class B	8,000	$3,850,960
ServiceMaster Global Holdings, Inc. *	75,000	2,526,000
		6,376,960
Household Durables - 2.3%
Garmin Ltd.	60,000	2,886,600
PulteGroup, Inc.	100,000	2,004,000
		4,890,600
Internet & Catalog Retail - 1.9%
Liberty Interactive Corporation QVC Group - Series A *	200,000	4,002,000

Leisure Products - 1.1%
Polaris Industries, Inc.	30,000	2,323,200

Media - 2.5%
Discovery Communications, Inc. - Series A *	200,000	5,384,000

Multi-Line Retail - 3.6%
Nordstrom, Inc.	150,000	7,782,000

Textiles, Apparel & Luxury Goods - 2.3%
VF Corporation	90,000	5,044,500

Energy - 12.8%
Energy Equipment & Services - 5.4%
Baker Hughes Incorporated	80,000	4,037,600
FMC Technologies, Inc. *	75,000	2,225,250
Halliburton Company	120,000	5,385,600
		11,648,450
Oil, Gas & Consumable Fuels - 7.4%
Noble Energy, Inc.	183,740	6,566,868
Pioneer Natural Resources Company	50,000	9,282,500
		15,849,368
Financials - 17.9%
Banks - 1.2%
Fifth Third Bancorp	125,000	2,557,500

Capital Markets - 1.3%
Dundee Corporation - Class A *	250,000	1,300,000
Federated Investors, Inc. - Class B	50,000	1,481,500
		2,781,500
Consumer Finance - 2.6%
Discover Financial Services	100,000	5,655,000

Diversified Financial Services - 6.7%
Moody's Corporation	50,000	5,414,000
Texas Pacific Land Trust	20,000	4,702,000

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Market Value
Financials - 17.9% (Continued)
Diversified Financial Services - 6.7%(Continued)
Western Union Company (The)	200,000	$4,164,000
		14,280,000
Insurance - 6.1%
Alleghany Corporation *	10,536	5,531,610
Reinsurance Group of America, Inc.	40,000	4,317,600
Unico American Corporation * #	282,945	3,211,426
		13,060,636
Health Care - 9.5%
Health Care Equipment & Supplies - 3.8%
Varian Medical Systems, Inc. *	50,000	4,976,500
Zimmer Biomet Holdings, Inc.	25,000	3,250,500
		8,227,000
Health Care Providers & Services - 4.2%
Laboratory Corporation of America Holdings *	65,000	8,936,200

Life Sciences Tools & Services - 1.5%
Waters Corporation *	20,000	3,169,800

Industrials - 19.4%
Aerospace & Defense - 2.8%
HEICO Corporation - Class A	100,000	6,051,000

Construction & Engineering - 1.4%
Fluor Corporation	60,000	3,079,200

Electrical Equipment - 3.8%
AMETEK, Inc.	100,000	4,778,000
Eaton Corporation plc	50,000	3,285,500
		8,063,500
Machinery - 5.9%
Colfax Corporation *	150,000	4,714,500
Donaldson Company, Inc.	90,000	3,359,700
Graco, Inc.	60,000	4,440,000
		12,514,200
Trading Companies & Distributors - 5.5%
MSC Industrial Direct Company, Inc. - Class A	100,000	7,341,000
W.W. Grainger, Inc.	20,000	4,496,800
		11,837,800
Information Technology - 13.2%
Communications Equipment - 3.5%
ARRIS International plc *	260,000	7,365,800

Electronic Equipment, Instruments & Components - 3.6%
Arrow Electronics, Inc. *	75,000	4,797,750
Avnet, Inc.	70,000	2,874,200
		7,671,950
Internet Software & Services - 0.8%
Equinix, Inc.	4,948	1,782,517

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.1% (Continued)	Shares	Market Value
Information Technology - 13.2% (Continued)
IT Services - 2.5%
InterXion Holding N.V. *	150,000	$5,433,000

Software - 1.7%
ANSYS, Inc. *	40,000	3,704,400

Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Company	100,000	2,275,000

Materials - 1.6%
Chemicals - 1.6%
H.B. Fuller Company	30,000	1,394,100
Platform Specialty Products Corporation *	250,000	2,027,500
		3,421,600

Total Common Stocks (Cost $162,886,429)		$195,168,681

WARRANTS - 0.7%	Shares	Market Value
Financials - 0.7%
Banks - 0.7%
PNC Financial Services Group, Inc. (The) * (Cost $1,153,924)	60,000	$1,409,400

MONEY MARKET FUNDS - 8.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.24% (a)	10,021,328	$10,021,328
Federated Treasury Obligations Fund - Institutional Shares, 0.18% (a)	7,210,092	7,210,092
Total Money Market Funds (Cost $17,231,420)		$17,231,420

Total Investments at Market Value - 99.8% (Cost $181,271,773)		$213,809,501

Other Assets in Excess of Liabilities - 0.2%		457,307

Net Assets - 100.0%		$214,266,808

*	Non-income producing security.
#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
(a)	The rate shown is the 7-day effective yield as of September 30, 2016.

See notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2016(Unaudited)

COMMON STOCKS - 96.1%	Shares	Market Value
Consumer Discretionary - 24.8%
Internet & Catalog Retail - 1.1%
Priceline Group, Inc. (The) *	2,500	$3,678,725

Leisure Products - 2.6%
Polaris Industries, Inc.	115,000	8,905,600

Media - 7.9%
Discovery Communications, Inc. - Series A *	315,000	8,479,800
Omnicom Group, Inc.	140,000	11,900,000
Scripps Networks Interactive, Inc. - Class A	110,000	6,983,900
		27,363,700
Specialty Retail - 10.6%
Lowe's Companies, Inc.	140,000	10,109,400
Ross Stores, Inc.	165,000	10,609,500
Sally Beauty Holdings, Inc. *	220,000	5,649,600
TJX Companies, Inc. (The)	65,000	4,860,700
Tractor Supply Company	80,000	5,388,000
		36,617,200
Textiles, Apparel & Luxury Goods - 2.6%
VF Corporation	160,000	8,968,000

Energy - 2.3%
Energy Equipment & Services - 2.3%
Schlumberger Limited	100,000	7,864,000

Financials - 6.4%
Diversified Financial Services - 6.4%
MasterCard, Inc. - Class A	105,000	10,685,850
Moody's Corporation	105,000	11,369,400
		22,055,250
Health Care - 18.8%
Biotechnology - 3.1%
Amgen, Inc.	65,000	10,842,650

Health Care Equipment & Supplies - 8.6%
Danaher Corporation	101,500	7,956,585
Medtronic plc	120,000	10,368,000
Varian Medical Systems, Inc. *	112,000	11,147,360
		29,471,945
Health Care Providers & Services - 3.6%
Laboratory Corporation of America Holdings *	90,000	12,373,200

Health Care Technology - 3.5%
Cerner Corporation *	195,000	12,041,250

Industrials - 32.4%
Air Freight & Logistics - 6.0%
Expeditors International of Washington, Inc.	200,000	10,304,000

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Market Value
Industrials - 32.4% (Continued)
Air Freight & Logistics - 6.0%(Continued)
United Parcel Service, Inc. - Class B	95,000	$10,389,200
		20,693,200
Commercial Services & Supplies - 5.0%
Copart, Inc. *	270,000	14,461,200
Rollins, Inc.	100,000	2,928,000
		17,389,200
Electrical Equipment - 6.0%
AMETEK, Inc.	242,600	11,591,428
Rockwell Automation, Inc.	75,000	9,175,500
		20,766,928
Industrial Conglomerates - 1.6%
Roper Technologies, Inc.	30,000	5,474,100

Machinery - 10.4%
Colfax Corporation *	270,000	8,486,100
Donaldson Company, Inc.	285,000	10,639,050
Fortive Corporation	50,750	2,583,175
Graco, Inc.	145,000	10,730,000
Toro Company (The)	70,000	3,278,800
		35,717,125
Trading Companies & Distributors - 3.4%
MSC Industrial Direct Company, Inc. - Class A	160,000	11,745,600

Information Technology - 8.8%
Internet Software & Services - 1.5%
Equinix, Inc.	14,000	5,043,500

IT Services - 5.2%
Accenture plc - Class A	70,000	8,551,900
Cognizant Technology Solutions Corporation - Class A *	200,000	9,542,000
		18,093,900
Software - 2.1%
ANSYS, Inc. *	80,000	7,408,800

Materials - 2.6%
Chemicals - 2.6%
Praxair, Inc.	75,000	9,062,250

Total Common Stocks (Cost $248,314,439)		$331,576,123

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.24% (a) (Cost $14,478,160)	14,478,160	$14,478,160

Total Investments at Market Value - 100.3% (Cost $262,792,599)		$346,054,283

Liabilities in Excess of Other Assets - (0.3%)		(1,169,370)

Net Assets - 100.0%		$344,884,913

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2016.

See notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2016(Unaudited)

COMMON STOCKS – 94.0%	Shares	Market Value
Consumer Discretionary - 20.8%
Leisure Products - 2.6%
Polaris Industries, Inc.	275,000	$21,296,000

Media - 3.6%
Omnicom Group, Inc.	350,000	29,750,000

Specialty Retail - 11.5%
Lowe's Companies, Inc.	350,000	25,273,500
Ross Stores, Inc.	140,000	9,002,000
TJX Companies, Inc. (The)	275,000	20,564,500
Tractor Supply Company	210,000	14,143,500
Williams-Sonoma, Inc.	475,000	24,263,000
		93,246,500
Textiles, Apparel & Luxury Goods - 3.1%
VF Corporation	450,000	25,222,500

Consumer Staples - 5.5%
Beverages - 3.3%
Diageo plc - ADR	230,000	26,689,200

Food Products - 2.2%
Kraft Heinz Company (The)	200,000	17,902,000

Energy - 7.8%
Energy Equipment & Services - 4.9%
Halliburton Company	315,000	14,137,200
Schlumberger Limited	325,000	25,558,000
		39,695,200
Oil, Gas & Consumable Fuels - 2.9%
Exxon Mobil Corporation	275,000	24,002,000

Financials – 15.0%
Banks - 9.3%
BB&T Corporation	425,000	16,031,000
Fifth Third Bancorp	850,000	17,391,000
PNC Financial Services Group, Inc. (The)	250,000	22,522,500
U.S. Bancorp	450,000	19,300,500
		75,245,000
Capital Markets - 2.5%
Bank of New York Mellon Corporation (The)	500,000	19,940,000

Consumer Finance - 0.7%
Discover Financial Services	100,000	5,655,000

Insurance - 2.5%
Chubb Limited	165,000	20,732,250

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS – 94.0% (Continued)	Shares	Market Value
Health Care - 8.8%
Biotechnology - 3.1%
Amgen, Inc.	150,000	$25,021,500

Health Care Equipment & Supplies - 5.7%
Medtronic plc	325,000	28,080,000
Zimmer Biomet Holdings, Inc.	140,000	18,202,800
		46,282,800
Industrials - 27.3%
Air Freight & Logistics - 3.2%
United Parcel Service, Inc. - Class B	240,000	26,246,400

Commercial Services & Supplies - 2.9%
Johnson Controls International plc	501,420	23,331,073

Electrical Equipment - 3.2%
Emerson Electric Company	475,000	25,892,250

Industrial Conglomerates - 3.2%
3M Company	150,000	26,434,500

Machinery - 8.8%
Donaldson Company, Inc.	500,000	18,665,000
Dover Corporation	260,000	19,146,400
Graco, Inc.	200,000	14,800,000
Illinois Tool Works, Inc.	160,000	19,174,400
		71,785,800
Road & Rail - 2.8%
Norfolk Southern Corporation	235,000	22,809,100

Trading Companies & Distributors - 3.2%
W.W. Grainger, Inc.	115,000	25,856,600

Information Technology - 5.8%
Communications Equipment - 3.9%
Cisco Systems, Inc.	1,000,000	31,720,000

Semiconductors & Semiconductor Equipment - 1.9%
Microchip Technology, Inc.	250,000	15,535,000

Materials - 3.0%
Chemicals - 3.0%
Praxair, Inc.	200,000	24,166,000

Total Common Stocks (Cost $662,551,040)		$764,456,673

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 7.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.24% (a)	38,425,356	$38,425,356
Federated Treasury Obligations Fund - Institutional Shares, 0.18% (a)	19,761,149	19,761,149
Total Money Market Funds (Cost $58,186,505)		$58,186,505

Total Investments at Market Value - 101.1% (Cost $720,737,545)		$822,643,178

Liabilities in Excess of Other Assets - (1.1%)		(9,145,562)

Net Assets - 100.0%		$813,497,616

ADR - American Depositary Receipt.

(a)    The rate shown is the 7-day effective yield as of September 30, 2016.

See notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016(Unaudited)

COMMON STOCKS - 92.8%	Shares	Market Value
Consumer Discretionary - 14.8%
Auto Components - 3.9%
Bridgestone Corporation - ADR	93,500	$1,716,660

Automobiles - 2.8%
Toyota Motor Corporation - ADR	10,600	1,230,236

Leisure Products - 1.4%
Polaris Industries, Inc.	8,200	635,008

Media - 3.5%
Discovery Communications, Inc. - Series A *	22,500	605,700
WPP plc - ADR	8,000	941,760
		1,547,460
Specialty Retail - 3.2%
Lowe's Companies, Inc.	20,000	1,444,200

Consumer Staples - 12.8%
Beverages - 8.2%
Coca-Cola European Partners plc	17,000	678,300
Diageo plc - ADR	14,000	1,624,560
Heineken N.V. - ADR	30,000	1,315,800
		3,618,660
Food Products - 4.6%
Mondelēz International, Inc. - Class A	26,000	1,141,400
Nestlé S.A. - ADR	11,500	908,730
		2,050,130
Energy - 7.7%
Energy Equipment & Services - 4.5%
Halliburton Company	25,000	1,122,000
Schlumberger Limited	11,000	865,040
		1,987,040
Oil, Gas & Consumable Fuels - 3.2%
Exxon Mobil Corporation	5,000	436,400
Pioneer Natural Resources Company	5,400	1,002,510
		1,438,910
Financials - 16.7%
Banks - 3.8%
Citigroup, Inc.	36,000	1,700,280

Capital Markets - 1.7%
Brookfield Asset Management, Inc. - Class A	21,000	738,780

Consumer Finance - 1.6%
Discover Financial Services	12,300	695,565

Diversified Financial Services - 1.9%
Western Union Company (The)	40,000	832,800

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Market Value
Financials - 16.7% (Continued)
Insurance - 7.7%
AXA S.A. - ADR	55,000	$1,163,800
Chubb Limited	12,000	1,507,800
Reinsurance Group of America, Inc.	7,000	755,580
		3,427,180
Health Care - 12.4%
Biotechnology - 1.9%
Amgen, Inc.	5,000	834,050

Health Care Equipment & Supplies - 6.8%
Medtronic plc	18,619	1,608,682
Zimmer Biomet Holdings, Inc.	11,000	1,430,220
		3,038,902
Pharmaceuticals - 3.7%
Shire plc - ADR	8,500	1,647,810

Industrials - 14.2%
Electrical Equipment - 5.9%
AMETEK, Inc.	15,000	716,700
Eaton Corporation plc	22,000	1,445,620
Emerson Electric Company	8,000	436,080
		2,598,400
Industrial Conglomerates - 5.7%
Koninklijke Philips N.V.	48,008	1,420,557
Siemens AG - ADR	9,500	1,114,540
		2,535,097
Road & Rail - 2.6%
Canadian National Railway Company	18,000	1,177,200

Information Technology - 11.9%
Electronic Equipment, Instruments & Components - 3.5%
TE Connectivity Ltd.	24,000	1,545,120

Internet Software & Services - 0.9%
Equinix, Inc.	1,100	396,275

IT Services - 2.9%
Accenture plc - Class A	5,000	610,850
InterXion Holding N.V. *	19,000	688,180
		1,299,030
Semiconductors & Semiconductor Equipment - 4.6%
QUALCOMM Incorporated	11,000	753,500
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	42,500	1,300,075
		2,053,575
Materials - 0.5%
Chemicals - 0.5%
International Flavors & Fragrances, Inc.	1,500	214,455

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Market Value
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Level 3 Communications, Inc. *	17,000	$788,460

Total Common Stocks (Cost $36,443,019)		$41,191,283

MONEY MARKET FUNDS - 7.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.24% (a)	2,085,749	$2,085,749
Federated Treasury Obligations Fund - Institutional Shares, 0.18% (a)	1,244,122	1,244,122
Total Money Market Funds (Cost $3,329,871)		$3,329,871

Total Investments at Market Value - 100.3% (Cost $39,772,890)		$44,521,154

Liabilities in Excess of Other Assets - (0.3%)		(133,259)

Net Assets - 100.0%		$44,387,895

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of September 30, 2016.

AVE MARIA WORLD EQUITY FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
September 30, 2016(Unaudited)

Country	Value	% of Net Assets
United States	$22,016,495	49.6%
United Kingdom	4,892,430	11.0%
Netherlands	3,424,537	7.7%
Japan	2,946,896	6.7%
Switzerland	2,416,530	5.5%
Canada	1,915,980	4.3%
Taiwan	1,300,075	2.9%
France	1,163,800	2.6%
Germany	1,114,540	2.5%
	$41,191,283	92.8%

See notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2016(Unaudited)

U.S. TREASURY OBLIGATIONS - 32.0%	Par Value	Market Value
U.S. Treasury Bonds - 2.5%
8.125%, due 05/15/21	$2,000,000	$2,628,438
8.000%, due 11/15/21	2,500,000	3,344,630
		5,973,068
U.S. Treasury Inflation-Protected Notes - 2.3%
2.625%, due 07/15/17	1,161,170	1,197,059
0.125%, due 04/15/18	2,082,200	2,104,879
1.125%, due 01/15/21	2,200,300	2,341,678
		5,643,616
U.S. Treasury Notes - 27.2%
3.250%, due 12/31/16	2,500,000	2,517,992
0.875%, due 01/31/17	3,000,000	3,005,418
1.000%, due 03/31/17	2,500,000	2,506,255
0.875%, due 04/30/17	2,500,000	2,504,933
0.625%, due 09/30/17	2,500,000	2,498,828
0.875%, due 11/15/17	3,000,000	3,005,742
0.750%, due 12/31/17	2,000,000	2,000,860
0.875%, due 01/15/18	3,000,000	3,005,976
3.500%, due 02/15/18	5,000,000	5,188,085
3.875%, due 05/15/18	5,000,000	5,253,710
1.125%, due 06/15/18	3,000,000	3,018,633
1.375%, due 07/31/18	2,000,000	2,021,640
1.500%, due 01/31/19	3,000,000	3,046,056
1.625%, due 04/30/19	3,000,000	3,058,125
1.500%, due 11/30/19	3,000,000	3,052,617
1.250%, due 01/31/20	3,000,000	3,027,657
1.375%, due 02/29/20	2,000,000	2,026,172
3.500%, due 05/15/20	3,000,000	3,263,085
2.625%, due 11/15/20	3,000,000	3,184,806
2.375%, due 12/31/20	2,000,000	2,104,532
2.125%, due 09/30/21	3,000,000	3,134,532
1.500%, due 01/31/22	3,000,000	3,039,843
		65,465,497

Total U.S. Treasury Obligations (Cost $76,574,214)		$77,082,181

CORPORATE BONDS - 44.6%	Par Value	Market Value
Consumer Discretionary - 5.3%
Lowe's Companies, Inc., 3.120%, due 04/15/22	$2,000,000	$2,121,948
McDonald's Corporation, 5.350%, due 03/01/18	2,000,000	2,110,328
Ross Stores, Inc., 3.375%, due 09/15/24	2,000,000	2,126,448
TJX Companies, Inc. (The), 6.950%, due 04/15/19	1,285,000	1,460,946
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,421,873
VF Corporation, 5.950%, due 11/01/17	2,270,000	2,380,903
		12,622,446
Consumer Staples - 12.8%
Coca-Cola Company (The), 1.650%, due 11/01/18	1,500,000	1,517,212
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,157,390
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,128,205
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,263,000	2,279,844
Colgate-Palmolive Company, 3.250%, due 03/15/24	795,000	873,470

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.6% (Continued)	Par Value	Market Value
Consumer Staples - 12.8% (Continued)
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	$2,000,000	$2,112,868
Hershey Company (The), 2.625%, due 05/01/23	2,831,000	2,917,501
Hormel Foods Corporation, 4.125%, due 04/15/21	2,000,000	2,211,752
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,149,162
Kellogg Company, 4.150%, due 11/15/19	2,042,000	2,198,985
Kimberly-Clark Corporation, 6.125%, due 08/01/17	1,475,000	1,535,459
Kimberly-Clark Corporation, 2.400%, due 03/01/22	2,311,000	2,392,218
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,722,032
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,681,798
		30,877,896
Energy - 4.6%
ConocoPhillips, 1.050%, due 12/15/17	1,750,000	1,737,927
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,050,262
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,738,867
Occidental Petroleum Corporation, 3.125%, due 02/15/22	2,940,000	3,085,706
Occidental Petroleum Corporation, 2.700%, due 02/15/23	2,350,000	2,396,537
		11,009,299
Financials - 3.6%
Bank of New York Mellon Corporation (The), 2.100%, due 08/01/18	1,000,000	1,015,039
MasterCard, Inc., 2.000%, due 04/01/19	2,000,000	2,031,868
MasterCard, Inc., 3.375%, due 04/01/24	2,300,000	2,479,536
PACCAR Financial Corporation, 1.600%, due 03/15/17	2,000,000	2,006,862
U.S. Bancorp, 2.200%, due 04/25/19	1,173,000	1,197,070
		8,730,375
Health Care - 2.4%
Amgen, Inc., 3.875%, due 11/15/21	2,108,000	2,290,867
Stryker Corporation, 4.375%, due 01/15/20	1,000,000	1,088,012
Zimmer Holdings, Inc., 4.625%, due 11/30/19	2,310,000	2,490,030
		5,868,909
Industrials - 9.6%
3M Company, 1.000%, due 06/26/17	2,000,000	2,001,222
3M Company, 2.000%, due 06/26/22	1,073,000	1,089,916
Emerson Electric Company, 5.250%, due 10/15/18	1,600,000	1,730,563
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,318,441
Illinois Tool Works, Inc., 1.950%, due 03/01/19	2,000,000	2,039,410
Illinois Tool Works, Inc., 6.250%, due 04/01/19	1,000,000	1,114,942
John Deere Capital Corporation, 1.400%, due 03/15/17	1,700,000	1,703,607
John Deere Capital Corporation, 1.700%, due 01/15/20	2,000,000	2,005,484
Norfolk Southern Corporation, 5.750%, due 04/01/18	885,000	943,224
Norfolk Southern Corporation, 5.900%, due 06/15/19	441,000	491,343
Ryder System, Inc., 5.850%, due 11/01/16	285,000	286,098
Snap-on, Inc., 6.125%, due 09/01/21	1,000,000	1,202,371
Union Pacific Corporation, 2.250%, due 02/15/19	2,000,000	2,036,694
United Parcel Service, Inc., 5.500%, due 01/15/18	1,500,000	1,586,662
United Parcel Service, Inc., 5.125%, due 04/01/19	1,500,000	1,644,383
United Technologies Corporation, 5.375%, due 12/15/17	839,000	880,819
		23,075,179

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 44.6% (Continued)	Par Value	Market Value
Information Technology - 3.2%
CA, Inc., 5.375%, due 12/01/19	$1,000,000	$1,104,344
CA, Inc., 4.500%, due 08/15/23	2,000,000	2,177,082
Cisco Systems, Inc., 4.450%, due 01/15/20	606,000	663,261
National Semiconductor Corporation, 6.600%, due 06/15/17	1,605,000	1,669,184
Texas Instruments, Inc., 1.650%, due 08/03/19	2,000,000	2,024,436
		7,638,307
Materials - 1.2%
PPG Industries, Inc., 6.650%, due 03/15/18	207,000	221,716
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	2,063,194
Praxair, Inc., 4.050%, due 03/15/21	500,000	550,804
		2,835,714
Utilities - 1.9%
Consolidated Edison Company of New York, Inc., 5.300%, due 12/01/16	2,000,000	2,014,036
Consolidated Edison Company of New York, Inc., 6.650%, due 04/01/19	800,000	900,568
Georgia Power Company, 4.250%, due 12/01/19	1,500,000	1,622,286
		4,536,890

Total Corporate Bonds (Cost $104,911,395)		$107,195,015

COMMON STOCKS - 15.5%	Shares	Market Value
Consumer Discretionary - 2.2%
Media - 1.0%
Omnicom Group, Inc.	30,000	$2,550,000

Specialty Retail - 1.2%
Williams-Sonoma, Inc.	55,000	2,809,400

Consumer Staples - 1.2%
Beverages - 1.2%
Diageo plc - ADR	25,000	2,901,000

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Exxon Mobil Corporation	30,000	2,618,400
Occidental Petroleum Corporation	20,000	1,458,400
		4,076,800
Financials - 2.2%
Banks - 1.4%
Fifth Third Bancorp	110,000	2,250,600
PNC Financial Services Group, Inc. (The)	14,000	1,261,260
		3,511,860
Insurance - 0.8%
Chubb Limited	15,000	1,884,750

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 15.5% (Continued)	Shares	Market Value
Industrials - 4.3%
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. - Class B	20,000	$2,187,200

Electrical Equipment - 1.1%
Emerson Electric Company	50,000	2,725,500

Industrial Conglomerates - 0.8%
3M Company	11,000	1,938,530

Road & Rail - 0.6%
Norfolk Southern Corporation	13,500	1,310,310

Trading Companies & Distributors - 0.9%
Fastenal Company	50,000	2,089,000

Information Technology - 2.6%
Communications Equipment - 1.1%
Cisco Systems, Inc.	80,000	2,537,600

Semiconductors & Semiconductor Equipment - 1.5%
Microchip Technology, Inc.	15,000	932,100
Texas Instruments, Inc.	40,000	2,807,200
		3,739,300
Materials - 1.3%
Chemicals - 1.3%
Praxair, Inc.	25,000	3,020,750

Total Common Stocks (Cost $32,628,018)		$37,282,000

MONEY MARKET FUNDS - 8.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.24% (a)	11,318,480	$11,318,480
Federated Treasury Obligations Fund - Institutional Shares, 0.18% (a)	8,461,401	8,461,401
Total Money Market Funds (Cost $19,779,881)		$19,779,881

Total Investments at Market Value - 100.3% (Cost $233,893,508)		$241,339,077

Liabilities in Excess of Other Assets - (0.3%)		(670,445)

Net Assets - 100.0%		$240,668,632

ADR - American Depositary Receipt.

(a)	The rate shown is the 7-day effective yield as of September 30, 2016.

See notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2016 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016 by security type:

Ave Maria Catholic Values Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$195,168,681	$-	$-	$195,168,681
Warrants	1,409,400	-	-	1,409,400
Money Market Funds	17,231,420	-	-	17,231,420
Total	$213,809,501	$-	$-	$213,809,501

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$331,576,123	$-	$-	$331,576,123
Money Market Funds	14,478,160	-	-	14,478,160
Total	$346,054,283	$-	$-	$346,054,283

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$764,456,673	$-	$-	$764,456,673
Money Market Funds	58,186,505	-	-	58,186,505
Total	$822,643,178	$-	$-	$822,643,178

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$41,191,283	$-	$-	$41,191,283
Money Market Funds	3,329,871	-	-	3,329,871
Total	$44,521,154	$-	$-	$44,521,154

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$-	$77,082,181	$-	$77,082,181
Corporate Bonds	-	107,195,015	-	107,195,015
Common Stocks	37,282,000	-	-	37,282,000
Money Market Funds	19,779,881	-	-	19,779,881
Total	$57,061,881	$184,277,196	$-	$241,339,077

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. As of September 30, 2016, the Funds did not have any transfers into and out of any Level. There were no Level 3 securities or derivative instruments held by the Funds as of September 30, 2016. It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2. Security transactions

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2016:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Catholic	Growth	Rising	World	Bond
	Values Fund	Fund	Dividend Fund	Equity Fund	Fund

Cost of portfolio investments	$181,320,400	$262,850,790	$720,737,545	$39,772,890	$233,893,508

Gross unrealized appreciation	$38,035,210	$90,609,984	$116,387,180	$5,341,490	$8,067,016
Gross unrealized depreciation	(5,546,109)	(7,406,491)	(14,481,547)	(593,226)	(621,447)

Net unrealized appreciation	$32,489,101	$83,203,493	$101,905,633	$4,748,264	$7,445,569

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Affiliated Investment

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. As of September 30, 2016, the Ave Maria Catholic Values Fund owns 5.33% of the outstanding voting shares of Unico American Corporation. Further information on this holding during the period ended September 30, 2016 appears below:

AVE MARIA CATHOLIC VALUES FUND
Affiliated Issuer Report

UNICO AMERICAN CORPORATION
From December 31, 2015 To September 30, 2016

Shares at beginning of period	282,945

Shares at end of period	282,945

Market value at beginning of period	$2,806,814

Change in unrealized appreciation (depreciation)	404,612

Market value at end of period	$3,211,426

Net realized gains (losses) during the period	$-

Dividend income earned during the period	$-

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2016, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund had 32.4% and 27.3%, respectively, of the value of their net assets invested in stocks within the industrials sector.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwartz Investment Trust

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	October 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George P. Schwartz
George P. Schwartz, President

Date	October 20, 2016

By (Signature and Title)*		/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer and Principal Accounting Officer

Date	October 20, 2016

* Print the name and title of each signing officer under his or her signature.